Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Clean Energy ETF - Fidelity Clean Energy ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 05, 2021
Annual Return 2022	(11.58%)
Annual Return 2023	(19.61%)